Oil and Gas Properties (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 m²	Dec. 31, 2021 a ft²
Reserve Quantities [Line Items]
Oil and gas acreage, undeveloped, net | a		98,205
Commitment period of exploration and geophysical work stage		3 years
Initial term for data evaluation stage	4 years
Initial term for drilling stage	5 years
New well bore required to be drilled in meters | m²	10,000
New well bore required to be drilled in feet | ft²		32,800
Cendere Oil Field [Member]
Reserve Quantities [Line Items]
Interest percentage for wells		19.60%
Produces oils description		the Cendere field was producing 82 barrels of oil per day, and averaged 124 barrels of oil per day during the year ended December 31, 2021, net to the Company.
Cendere Oil Field [Member] | Wells C-13, C-15, C-16 [Member]
Reserve Quantities [Line Items]
Interest percentage for wells		9.80%
South Akcakoca Sub Basin [Member]
Reserve Quantities [Line Items]
Water depth, description		The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea in water depths ranging from 60 to100 meters. Gas is produced from Eocene age sandstone reservoirs at subsea depths ranging from 1,100 to1,800 meters.
Bakuk Gas Field [Member]
Reserve Quantities [Line Items]
Working interest of company		50.00%